STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Dec. 31, 2011	$ 6,677	$ 0	[1]	$ 117,012	$ (10)	$ (110,325)
Balance (in shares) at Dec. 31, 2011		6,016,455
Net loss	(13,787)	0		0	0	(13,787)
Stock based compensation	410	0		410	0	0
Compensation granted in stock	97	0	[1]	97	0	0
Compensation granted in stock (in Shares)		3,217
Conversion of 2011 Convertible Note Payable Principal Balance	0
Issuance of stock for inducement of 2011 Convertible note payable	400	0	[1]	400	0	0
Issuance of stock for inducement of 2011 Convertible note payable (in shares)		11,428
Exercise of options	5	0	[1]	5	0	0
Exercise of options (in shares)		660
Issuance of warrants for the Bridge Loan and extinguishment	143	0		143	0	0
Purchase of treasury stock	(12)	0		0	(12)	0
Issuance of stock in exchange for payment of interest on convertible debt	180	0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (shares)		10,186
Balance at Dec. 31, 2012	(5,887)	0	[1]	118,247	(22)	(124,112)
Balance (in shares) at Dec. 31, 2012		6,041,946
Net loss	(27,450)	0		0	0	(27,450)
Stock based compensation	796	0		796	0	0
Compensation granted in stock	94	0	[1]	94	0	0
Compensation granted in stock (in Shares)		15,242
Conversion of 2011 Convertible Note Payable Principal Balance	15,000	0	[1]	15,000	0	0
Conversion of 2011 Convertible Note Payable Principal Balance (in shares)		1,127,820
Issuance of stock for inducement of 2011 Convertible note payable	0	0		0	0	0
Issuance of stock for inducement of 2011 Convertible note payable (in shares)		159,330
Exercise of options (in shares)	93,805	857,250
Issuance of stock for conversion of Bridge Loan and extinguishment	11,480	0	[1]	11,480	0	0
Issuance of stock for conversion of Bridge Loan and extinguishment (in shares)		2,187,529
Issuance of warrants for the Bridge Loan and extinguishment	401	0		401	0	0
Issuance of stock in exchange for payment of interest on convertible debt	180	0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (shares)		41,672
Issuance of Warrants - conversion of bridge loan	392	0		392	0	0
Issuance of shares and warrants - IPO	6,751	0	[1]	6,751	0	0
Issuance of shares and warrants - IPO (in shares)		1,337,792
Issuance of shares and warrants - IPO over-allotment	1,027	0	[1]	1,027	0	0
Issuance of shares and warrants - IPO over-allotment (in shares)		200,668
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH	10,067	0	[1]	10,067	0	0
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH (in shares)		1,599,453
Issuance of shares and warrants - secondary offering	9,147	0	[1]	9,147	0	0
Issuance of shares and warrants - secondary offering (in shares)		5,715,000
Issuance of stock - secondary offering exercise of over-allotment	415	0	[1]	415	0	0
Issuance of stock - secondary offering exercise of over-allotment (in shares)		255,000
Issuance of stock from exercise of warrants	3	0	[1]	3	0	0
Issuance of stock from exercise of warrants (in shares)		858
Balance at Dec. 31, 2013	$ 22,416	$ 0	[1]	$ 174,000	$ (22)	$ (151,562)
Balance (in shares) at Dec. 31, 2013		18,682,310

[1]	Less than $1